UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-22069

UST Global Private Markets Fund, LLC

(Exact name of registrant as specified in charter)

100 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

Bank of America Capital Advisors, LLC

100 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:            1-866-921-7951

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

Item 1.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009

During the period July 1, 2008 to June 30, 2009, UST Global Private Markets Fund, LLC did not vote any proxies.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UST Global Private Markets Fund, LLC

By (Signature and Title)* /s/ James D. Bowden

James D. Bowden, Principal Executive Officer

Date	August 17, 2009

*Print the name and title of each signing officer under his or her signature.